S-K 1603(a) SPAC Sponsor	Oct. 28, 2026 USD ($) shares
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	League Capital LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor is a Delaware limited liability company, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]

Our sponsor is a limited liability company of which League Holding S.r.l., the ultimate beneficial owners of which are Mr. Lamberti and Mr. De Flammineis, is the sole member and manager. In addition, certain of our officers, independent directors and members of our advisory board have received or will receive for their services an indirect interest in the founder shares through membership interests in our sponsor. However, this may change, as there are contractual restrictions on our sponsor’s ability to sell or otherwise dispose of part or all of its interests in us, as well as contractual restrictions on the abilities of such individuals to sell or otherwise dispose of part or all of their respective interests in the sponsor, but these contractual restrictions are subject to exceptions, including exceptions for transfers made to permitted transferees, as discussed in “Principal Shareholders—Transfers of Founder Shares and Private Placement Units” and elsewhere in this prospectus. As a result, there is a risk that our sponsor may divest its interests in us, or that such individuals may divest their respective interests in the sponsor, before a business combination target is identified, which would likely result in the company’s loss of certain key personnel. There can be no assurance that any replacement sponsor, manager, officer, director or advisory board member would successfully identify a business combination target for us or, if one were so identified, help us successfully complete a business combination with it.

SPAC Sponsor, Nature of Reimbursement

Our sponsor, officers and directors or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. Our audit committee will review on a quarterly basis all payments that were made by us to our sponsor, officers, directors or our or any of their respective affiliates and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.

League Capital LLC [Member] | Founder Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,928,572
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000